Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2018
Repurchase of shares
Summary of the shares repurchased

	Total Number of
	ADSs Purchased as
	Part of the Publicly	Average Price
Period	Announced Plan	Paid Per ADS

December 20, 2018	10,000	3.7175

For the year ended December 31, 2018	10,000